Commitments and Contingencies (Predecessor) (Details) - OceanPal Inc. Predecessors [Member] - USD ($) $ in Thousands		11 Months Ended	12 Months Ended
	Jul. 09, 2020	Nov. 29, 2021	Dec. 31, 2020
Commitments and Contingencies [Abstract]
Vessels covered for pollution per vessel per incident		$ 1,000,000
Minimum charter revenues expected to be generated from fixed and non-cancelable time charter contracts		3,100
Diana Wilhelmsen Management Limited
Commitments and Contingencies [Abstract]
Potential fines or penalties	$ 1,750
Payment of security bond	$ 1,000
Accrual payments		250	$ 1,000
Fine		$ 2,000
Probation period		4 years